CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) In Millions, except Share data, unless otherwise specified	Dec. 27, 2013 USD ($)	Dec. 27, 2013 CHF	Sep. 27, 2013 USD ($)	Sep. 27, 2013 CHF
Accounts receivable, allowance for doubtful accounts	$ 76		$ 62
Common shares, par value (in CHF per share)		0.50		6.70
Common shares, shares authorized	825,222,070	825,222,070	825,222,070	825,222,070
Common shares, shares issued	486,363,050	486,363,050	486,363,050	486,363,050
Common shares held in treasury, shares	26,217,435	26,217,435	22,902,706	22,902,706